Trade and Other Receivables (Details) - Schedule of trade receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Receivables [Abstract]
Trade receivables	$ 9,357	$ 4,582
Total trade receivables	$ 9,357	$ 4,582